RELATED PARTY TRANSACTIONS (Details) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due from affiliates	CAD 2,392,000,000	CAD 2,476,000,000
Due to affiliates	2,358,000,000	311,000,000
Interest expense, related party	22,000,000	28,000,000	CAD 37,000,000
Discount Notes
Related Party Transaction [Line Items]
Due from affiliates	CAD 2,392,000,000	CAD 2,376,000,000
Effective Interest Rate (percent)	0.90%	0.90%
Demand Credit Facility
Related Party Transaction [Line Items]
Due from affiliates		CAD 100,000,000
Effective Interest Rate (percent)	2.70%	2.70%
Due to affiliates	CAD 2,358,000,000
Amount	3,000,000,000.0
Affiliates
Related Party Transaction [Line Items]
Amount	3,500,000,000.0
Unsecured Credit Facility
Related Party Transaction [Line Items]
Effective Interest Rate (percent)		3.50%
Due to affiliates		CAD 311,000,000
Transcanada
Related Party Transaction [Line Items]
Interest income, related party	16,000,000	29,000,000	37,000,000
Accounts receivable, related parties	0	13,000,000
Accounts payable, related parties	3,000,000	12,000,000
Interest Related Party
Related Party Transaction [Line Items]
Interest paid	20,000,000	CAD 29,000,000	CAD 37,000,000
Columbia Pipeline Partners LP | Affiliates
Related Party Transaction [Line Items]
Amount	CAD 1,800,000,000.0